UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8098

Strong Asia Pacific Fund, Inc., on behalf of Strong Asia Pacific Fund (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Asia Pacific Fund
September 30, 2004 (Unaudited)

                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 94.2%
Australia 4.8%
Norwood Abbey, Ltd. (b)                                         1,310,000         $   619,551
Oxiana, Ltd. (b)                                                2,300,000           1,372,254
WMC Resources, Ltd.                                               275,000           1,072,482
Zinifex, Ltd. (b)                                               1,300,000           1,986,348
                                                                         ---------------------
                                                                                    5,050,635
Bermuda 5.0%
BIL International, Ltd. (b)                                     1,925,000           1,119,850
Midland Realty (Holdings), Ltd.                                 4,130,000           1,589,134
Playmates Holdings, Ltd.                                        6,700,000           1,263,227
Shangri-La Asia, Ltd.                                           1,250,000           1,338,707
                                                                         ---------------------
                                                                                    5,310,918
Canada 1.4%
Sino-Forest Corporation Class A (b)                               425,000           1,139,356
Sino Forest Corporation (subordinate voting) (b)                  150,000             402,126
                                                                         ---------------------
                                                                                    1,541,482
Cayman Islands 2.3%
Beauty China Holdings, Ltd.                                     3,250,000           1,118,960
Heng Tai Consumables Group, Ltd.                               11,780,000           1,314,479
                                                                         ---------------------
                                                                                    2,433,439
China 0.2%
51job, Inc. ADR (b)                                                10,000             207,500
The China Heartland Fund, Ltd. (Acquired 6/19/99;
Cost $53,770) (b) (c) (d)                                          10,754              41,618
                                                                         ---------------------
                                                                                      249,118
Hong Kong 3.5%
China Insurance International Holdings Company, Ltd.            1,224,000             631,883
First Pacific Company, Ltd. (b)                                 4,700,000           1,311,132
Guoco Group, Ltd.                                                 213,000           1,809,900
                                                                         ---------------------
                                                                                    3,752,915
India 4.3%
Indian Hotels Company, Ltd.                                       202,200           1,956,597
Pantaloon Retail India, Ltd.                                      240,000           2,253,104
Tata Consultancy Services, Ltd. (b)                                13,562             303,380
                                                                         ---------------------
                                                                                    4,513,081
Indonesia 2.5%
Bank Internasional Indonesia Tbk PT (b)                       149,100,000           2,610,066

Japan 24.2%
Daibiru Corporation                                               281,000           1,921,018
Dentsu, Inc.                                                          480           1,287,273
Jafco Company, Ltd.                                                26,000           1,370,909
Japan Securities Finance Company, Ltd.                            319,000           1,841,500
Japan Wind Development Company, Ltd. (b)                              850           1,568,636
Mitsubishi Tokyo Financial Group, Inc.                                225           1,879,773
Mori Seiki Company, Ltd.                                          220,600           1,576,287
Nomura Holdings, Inc.                                             135,000           1,736,591
Shinko Securities Company, Ltd.                                   594,000           1,706,400
Softbank Corporation                                               44,000           2,044,000
Sumitomo Realty & Development Company, Ltd.                       140,000           1,495,455
Takeda Pharmaceutical Company, Ltd.                                33,000           1,500,000
Toyota Motor Corporation                                           33,600           1,289,018
USS Company, Ltd.                                                  27,800           2,100,164
Village Vanguard Company, Ltd. (b)                                    124             835,309
Yamada Denki Company, Ltd.                                         44,900           1,551,091
                                                                         ---------------------
                                                                                   25,703,424
Malaysia 7.0%
Asas Dunia BHD                                                  5,865,000           1,497,158
Eastern and Oriental BHD                                        3,200,400             530,607
iShares MSCI Malaysia                                             156,000           1,049,880
Media Prima BHD (b)                                             1,228,500             536,675
Pos Malaysia & Services Holdings BHD                            3,257,000           1,911,395
SapuraCrest Petroleum BHD (b)                                   2,637,000             791,121
YTL Corporation BHD                                               945,000           1,094,239
                                                                         ---------------------
                                                                                    7,411,075
New Zealand 2.3%
CanWest MediaWorks NZ, Ltd. (b)                                 1,000,000           1,178,328
Pumpkin Patch, Ltd. (b)                                           897,700           1,258,399
                                                                         ---------------------
                                                                                    2,436,727
Singapore 18.9%
Allgreen Properties, Ltd.  (c)                                  1,870,000           1,232,162
The Ascott Group, Ltd.                                          5,334,000           1,393,185
Cerebos Pacific, Ltd.                                             395,000             691,707
DBS Group Holdings, Ltd.                                          119,000           1,130,239
Fortune Real Estate Investment Trust                            2,612,000           2,060,333
Fu Yu Corporation, Ltd.                                         2,700,000           1,891,250
Goodpack, Ltd.                                                    120,000              78,357
Kim Eng Holdings, Ltd.                                          3,120,000           2,092,841
Overseas Union Enterprise, Ltd.                                   154,000             667,339
Parkway Holdings, Ltd.                                          2,050,000           1,618,485
San Teh, Ltd.                                                   3,297,000             792,642
SBS Transit, Ltd.                                               2,249,500           2,123,178
SIA Engineering Company, Ltd.                                   1,558,000           1,923,685
Singapore Press Holdings, Ltd.                                    851,725           2,396,519
                                                                         ---------------------
                                                                                   20,091,922
South Korea 4.8%
Cheil Communications, Inc.                                         15,800           2,038,488
Entergisul Company, Ltd. (b)                                      120,218           1,848,704
Samsung Securities Company, Ltd.                                   72,000           1,222,937
                                                                         ---------------------
                                                                                    5,110,129
Taiwan 4.9%
China Steel Corporation                                         1,483,155           1,507,183
iShares MSCI Taiwan Index Fund                                     94,500           1,011,150
Sinyi Realty Company, Ltd.                                        308,000             616,907
Yuanta Core Pacific Securities Company (b)                      2,880,000           2,035,935
                                                                         ---------------------
                                                                                    5,171,175
Thailand 5.8%
Bumrungrad Hospital PCL                                         5,630,000           2,083,168
Chonburi Concrete Product PCL (e)                               2,835,000             377,086
CVD Entertainment PCL                                           1,102,000             546,336
Major Cineplex Group PCL                                        3,075,000             959,311
Royal Garden Resort PCL                                        17,000,000           1,151,149
Thai Military Bank PCL (b)                                        802,700              72,214
Thai Military Bank PCL (Non Voting Depositary
Receipt) (b)                                                   10,400,000             935,623
                                                                         ---------------------
                                                                                    6,124,887
United Kingdom 2.3%
Guinness Peat Group PLC                                         1,639,259           2,420,031
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $97,351,114)                                             99,931,024
----------------------------------------------------------------------------------------------
Warrants 0.4%
Malaysia 0.4%
Talam Corporation BHD Warrants, Expire 11/09/05 (b)             4,000,000             389,484

Thailand 0.0%
Major Cineplex Group Warrants, Expire 2/02/07 (b) (d)             893,750              60,520
----------------------------------------------------------------------------------------------

Total Warrants (Cost $491,841)                                                        450,004
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 3.7%
France 3.7%
BNP Paribas                                                     3,900,000           3,900,000

United States 0.0%
U.S. Cayman Eurodollar Call Deposit                             $     100                 100
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $3,900,100)                                      3,900,100
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $101,743,055)                               104,281,128
98.3%
Other Assets and Liabilities, Net 1.7%                                              1,856,271
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    106,137,399
==============================================================================================

LEGEND
------------------------------------------------------------------------------
 (a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
 (b) Non-income producing security.
 (c) Restricted security.
 (d) Illiquid security.
 (e) Affiliated Issuer.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Asia Pacific Fund, Inc., on behalf of Strong Asia Pacific Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004